Average Annual Total Returns - Class A C Shares - Federated Hermes Emerging Markets Equity Fund	A 1 Year	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C Since Inception	MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes) Since Inception		MSCI Emerging Markets Growth Index2(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI Emerging Markets Growth Index2(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar Diversified Emerging Markets Fund Average3(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Diversified Emerging Markets Fund Average3(reflects no deduction for fees, expenses or taxes) Since Inception
Total	41.50%	17.87%	Mar. 31, 2017	41.50%	17.74%	24.57%	14.29%	48.73%	19.65%	18.31%	[1]	10.55%	[1]	31.33%	[2]	15.65%	[2]	17.90%	[3]	9.36%	[3]

[1]	The MSCI Emerging Markets Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S. and frontier markets.
[2]	The MSCI Emerging Markets Growth Index captures large- and mid-cap securities exhibiting overall growth style characteristics across 26 emerging markets countries.
[3]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.